EXHIBIT 99.1

MONTHLY SERVICER’S CERTIFICATE

CARMAX BUSINESS SERVICES, LLC

CARMAX AUTO OWNER TRUST

SERIES 2011-2

Collection Period	5/1/12-5/31/12
Determination Date	6/11/2012
Distribution Date	6/15/2012

Pool Balance

1.	Pool Balance on the close of the last day of the preceding Collection Period			$508,154,171.75
2.	Collections allocable to Principal			$17,485,581.50
3.	Purchase Amount allocable to Principal			$0.00
4.	Defaulted Receivables			$724,572.45

5.	Pool Balance on the close of the last day of the related Collection Period			$489,944,017.80
	(Ln1 - Ln2 - Ln3 - Ln4)
6.	Total number of Receivables outstanding on the close of the last day of the related Collection Period			34,498
7.	Initial Pool Balance			$650,000,011.61

			Beginning of Period	End of Period
8.	Note Balances
	a.	Class A-1 Note Balance	$0.00	$0.00
	b.	Class A-2 Note Balance	$174,072,630.03	$156,044,577.62
	c.	Class A-3 Note Balance	$166,000,000.00	$166,000,000.00
	d.	Class A-4 Note Balance	$128,222,000.00	$128,222,000.00
	e.	Class B Note Balance	$12,026,000.00	$12,026,000.00
	f.	Class C Note Balance	$14,951,000.00	$14,951,000.00
	g.	Class D Note Balance	$7,801,000.00	$7,801,000.00

	h.	Note Balance (sum a - g)	$503,072,630.03	$485,044,577.62

9.	Pool Factors

	a.	Class A-1 Note Pool Factor	0.0000000	0.0000000
	b.	Class A-2 Note Pool Factor	0.8172424	0.7326037
	c.	Class A-3 Note Pool Factor	1.0000000	1.0000000
	d.	Class A-4 Note Pool Factor	1.0000000	1.0000000
	e.	Class B Note Pool Factor	1.0000000	1.0000000
	f.	Class C Note Pool Factor	1.0000000	1.0000000
	g.	Class D Note Pool Factor	1.0000000	1.0000000

	h.	Note Pool Factor	0.7739579	0.7462224

10.	Overcollateralization Target Amount			$4,899,440.18

11.	Current overcollateralization amount (Pool Balance - Note Balance)			$4,899,440.18

12.	Weighted Average Coupon			% 8.95%
13.	Weighted Average Original Term			months 65.76
14.	Weighted Average Remaining Term			months 51.87

Collections

15.	Finance Charges:
	a.	Collections allocable to Finance Charge		$3,816,513.24
	b.	Liquidation Proceeds allocable to Finance Charge		$41.04
	c.	Purchase Amount allocable to Finance Charge		$0.00

	d.	Available Finance Charge Collections (sum a - c)		$3,816,554.28

16.	Principal:
	a.	Collections allocable to Principal		$17,485,581.50
	b.	Liquidation Proceeds allocable to Principal		$417,567.55
	c.	Purchase Amount allocable to Principal		$0.00

	d.	Available Principal Collections (sum a - c)		$17,903,149.05

17.	Total Finance Charge and Principal Collections (15d+16d)		$21,719,703.33
18.	Interest Income from Collection Account		$1,379.63
19.	Simple Interest Advances		$0.00

20.	Available Collections (Ln17+18+19)		$21,721,082.96

Available Funds

21.	Available Collections		$21,721,082.96
22.	Reserve Account Draw Amount		$0.00

23.	Available Funds		$21,721,082.96

Application of Available Funds

24.	Servicing Fee
	a.	Monthly Servicing Fee	$423,461.81
	b.	Amount Unpaid from Prior Months	$0.00
	c.	Amount Paid	$423,461.81

	d.	Shortfall Amount (a + b - c)	$0.00

25.	Unreimbursed Servicer Advances		$0.00

26.	Backup Servicing Fees and Unpaid Transition Expenses
	a.	Monthly Servicing Fee	$3,175.96
	b.	Unpaid Transition Expenses and Indemnity Amounts (Capped at $175,000)	$0.00
	c.	Other Unpaid Backup Servicing Fees	$0.00
	d.	Amount Paid	$3,175.96

	e.	Shortfall Amount (a + b + c - d)	$0.00

27.	Class A Noteholder Interest Amounts
	a.	Class A-1 Monthly Interest	$0.00
	b.	Additional Note Interest related to Class A-1 Monthly Interest	$0.00
	c.	Interest Due on Additional Note Interest related to Class A-1 Monthly Interest	$0.00

	d.	Total Class A-1 Note Interest (sum a - c)	$0.00

	e.	Class A-2 Monthly Interest	$98,641.16
	f.	Additional Note Interest related to Class A-2 Monthly Interest	$0.00
	g.	Interest Due on Additional Note Interest related to Class A-2a Monthly Interest	$0.00

	h.	Total Class A-2 Note Interest (sum e - g)	$98,641.16

	i.	Class A-3 Monthly Interest	$125,883.33
	j.	Additional Note Interest related to Class A-3 Monthly Interest	$0.00
	k.	Interest Due on Additional Note Interest related to Class A-3 Monthly Interest	$0.00

	l.	Total Class A-3 Note Interest (sum i - k)	$125,883.33

	m.	Class A-4 Monthly Interest	$144,249.75
	n.	Additional Note Interest related to Class A-4 Monthly Interest	$0.00
	o.	Interest Due on Additional Note Interest related to Class A-4 Monthly Interest	$0.00

	p.	Total Class A-4 Note Interest (sum m - o)	$144,249.75

28.	Priority Principal Distributable Amount		$0.00

29.	Class B Noteholder Interest Amount
	a.	Class B Monthly Interest	$20,845.07
	b.	Additional Note Interest related to Class B Monthly Interest	$0.00
	c.	Interest Due on Additional Note Interest related to Class B Monthly Interest	$0.00

	d.	Total Class B Note Interest (sum a - c)	$20,845.07

30.	Secondary Principal Distributable Amount		$0.00

31.	Class C Noteholder Interest Amount
	a.	Class C Monthly Interest	$32,643.02
	b.	Additional Note Interest related to Class C Monthly Interest	$0.00
	c.	Interest Due on Additional Note Interest related to Class C Monthly Interest	$0.00

	d.	Total Class C Note Interest (sum a - c)	$32,643.02

32.	Tertiary Principal Distributable Amount		$5,327,612.23

33.	Class D Noteholder Interest Amount
	a.	Class D Monthly Interest	$23,468.01
	b.	Additional Note Interest related to Class D Monthly Interest	$0.00
	c.	Interest Due on Additional Note Interest related to Class D Monthly Interest	$0.00

	d.	Total Class D Note Interest (sum a - c)	$23,468.01

34.	Quaternary Principal Distributable Amount		$7,801,000.00

35.	Required Payment Amount (Ln 24 + Ln 26 + (sum of Ln 27 through Ln 34))		$14,000,980.34

36.	Reserve Account Deficiency		$0.00

37.	Regular Principal Distributable Amount		$4,899,440.18

38.	Remaining Unpaid Servicer Transition Expenses, if any		$0.00

39.	Additional Servicing Fees, if any		$0.00

40.	Remaining Unpaid Backup Servicer Indemnity Amounts, if any		$0.00

Collection Account Activity

41.	Deposits
	a.	Total Daily Deposits of Finance Charge Collections	$3,816,554.28
	b.	Total Daily Deposits of Principal Collections	$17,903,149.05
	c.	Withdrawal from Reserve Account	$0.00
	d.	Interest Income	$1,379.63

	e.	Total Deposits to Collection Account (sum a - d)	$21,721,082.96

42.	Withdrawals
	a.	Servicing Fee and Unreimbursed Servicer Advances	$423,461.81
	b.	Backup Servicing Fee and Unreimbursed Backup Servicer Advances	$3,175.96
	c.	Deposit to Note Payment Account for Monthly Note Interest/Principal	$18,473,782.75
	d.	Deposit to Reserve Account	$0.00
	e.	Excess Collections (Deposit to Certificate Payment Account for payment to Certificateholder)	$2,820,662.44

	f.	Total Withdrawals from Collection Account (sum a - e)	$21,721,082.96

Note Payment Account Activity

43.	Deposits
	a.	Class A-1 Interest Distribution	$0.00
	b.	Class A-2 Interest Distribution	$98,641.16
	c.	Class A-3 Interest Distribution	$125,883.33
	d.	Class A-4 Interest Distribution	$144,249.75
	e.	Class B Interest Distribution	$20,845.07
	f.	Class C Interest Distribution	$32,643.02
	g.	Class D Interest Distribution	$23,468.01

	h.	Class A-1 Principal Distribution	$0.00
	i.	Class A-2 Principal Distribution	$18,028,052.41
	j.	Class A-3 Principal Distribution	$0.00
	k.	Class A-4 Principal Distribution	$0.00
	l.	Class B Principal Distribution	$0.00
	m.	Class C Principal Distribution	$0.00
	n.	Class D Principal Distribution	$0.00

	o.	Total Deposits to Note Payment Account (sum a - n)	$18,473,782.75

44.	Withdrawals
	a.	Class A-1 Distribution	$0.00
	b.	Class A-2 Distribution	$18,126,693.57
	c.	Class A-3 Distribution	$125,883.33
	d.	Class A-4 Distribution	$144,249.75
	e.	Class B Distribution	$20,845.07
	f.	Class C Distribution	$32,643.02
	g.	Class D Distribution	$23,468.01

	h.	Total Withdrawals from Note Payment Account (sum a - g)	$18,473,782.75

Certificate Payment Account Activity

45.	Deposits
	a.	Excess Collections	$2,820,662.44
	b.	Reserve Account surplus (Ln 55)	$120.29

	c.	Total Deposits to Certificate Payment Account (sum a - b)	$2,820,782.73

46.	Withdrawals
	a.	Certificateholder Distribution	$2,820,782.73

	b.	Total Withdrawals from Certificate Payment Account	$2,820,782.73

Required Reserve Account Amount

47.	Lesser of: (a or b)
	a.	$1,625,000.00	$1,625,000.00
	b.	Note Balance	$485,044,577.62

48.	Required Reserve Account Amount		$1,625,000.00

Reserve Account Reconciliation

49.	Beginning Balance (as of end of preceding Distribution Date)		$1,625,000.00
50.	Investment Earnings		$120.29
51.	Reserve Account Draw Amount		$0.00

52.	Reserve Account Amount (Ln 49 + Ln 50 - Ln 51)		$1,625,120.29
53.	Deposit from Available Funds (Ln 42d)		$0.00
54.	If Reserve Account Balance exceeds Required Reserve Account Amount, payment to
	a.	the Note Payment Account for the payment of principal to the extent of any unfunded Regular Principal Distribution Amount; and	$0.00
	b.	any Successor Servicer for the payment of any unfunded Transition Costs and Additional Servicing Fee	$0.00
55.	Payment to Certificateholder if Reserve Account Balance exceeds Required Reserve Account Amount and to the extent no unfunded amounts described in Ln 54 exist		$120.29

56.	Ending Balance (Ln52 + Ln53 - Ln54 - Ln55)		$1,625,000.00
57.	Reserve Account Deficiency (Ln48 - Ln56)		$0.00

Instructions to the Trustee

58.	Amount to be deposited from the Reserve Account into the Collection Account		$0.00
59.	Amount to be paid to Servicer from the Collection Account		$423,461.81
60.	Amount to be paid to Backup Servicer from the Collection Account		$3,175.96
61.	Amount to be deposited from the Collection Account into the Note Payment Account		$18,473,782.75
62.	Amount to be deposited from the Collection Account into the Certificate Payment Account		$2,820,662.44
63.	Amount to be deposited from the Collection Account into the Reserve Account		$0.00
64.	Amount to be deposited from the Reserve Account, if Reserve Account Balance exceeds Required Reserve Account Amount, into
	a. the Note Payment Account for any unfunded Regular Principal Distributable Amount		$0.00
	b. the Certificate Payment Account for payment to the Certificateholder,
		if no unfunded Regular Principal distributable amount exists	$120.29
65.	Amount to be paid to Class A-1 Noteholders from the Note Payment Account		$0.00
66.	Amount to be paid to Class A-2 Noteholders from the Note Payment Account		$18,126,693.57
67.	Amount to be paid to Class A-3 Noteholders from the Note Payment Account		$125,883.33
68.	Amount to be paid to Class A-4 Noteholders from the Note Payment Account		$144,249.75
69.	Amount to be paid to Class B Noteholders from the Note Payment Account		$20,845.07
70.	Amount to be paid to Class C Noteholders from the Note Payment Account		$32,643.02
71.	Amount to be paid to Class D Noteholders from the Note Payment Account		$23,468.01
72.	Amount to be paid to Certificateholders from the Certificate Payment Account with respect to Excess Collections and Reserve Account surplus		$2,820,782.73

Net Loss and Delinquency Activity

73.	Net Losses with respect to preceding Collection Period			$306,963.86
74.	Cumulative Net Losses			$2,206,010.58
75.	Cumulative Net Loss Percentage			0.3394%

			Number of Loans	Principal Balance

76.	Delinquency Analysis
	a.	31 to 60 days past due	532	$8,115,238.52
	b.	61 to 90 days past due	129	$1,982,699.04
	c.	91 or more days past due	48	$708,305.52

	d.	Total Past Due (sum a-c)	709	10,806,243.08

Servicer Covenant
77.	CarMax, Inc Consolidated Tangible Net Worth as of the end of the Related Fiscal Quarter			$2,663,031,000.00
78.	Is CarMax, Inc Consolidated Tangible Net Worth greater than $1,000,000,000?			Yes

IN WITNESS WHEREOF, the undersigned has duly executed this certificate on June 11, 2012.

CARMAX BUSINESS SERVICES, LLC

As Servicer

By:	/s/ Thomas W. Reedy

Name:	Thomas W. Reedy

Title:	Executive Vice President, Chief Financial Officer & Treasurer